Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term	$ 452,418	$ 415,978
Total deposits	1,017,158	886,005
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	174,116	143,958
Notice	59,138	49,806
Term	103,942	100,968
Total deposits	337,196	294,732
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	303,596	253,113
Notice	15,178	13,867
Term	321,510	298,502
Total deposits	640,284	565,482
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	11,658	8,363
Notice	1,054	920
Term	26,966	16,508
Total deposits	39,678	25,791
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	489,370	405,434
Notice	75,370	64,593
Term	452,418	415,978
Total deposits	1,017,158	886,005
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	116,310	93,163
Notice	7,211	5,692
Term	279	137
Total deposits	123,800	98,992
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	275,523	228,386
Notice	18,190	15,306
Term	342,387	333,118
Total deposits	636,100	576,810
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	40,280	34,632
Total deposits	40,280	34,632
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,835	4,704
Notice	49,208	39,626
Term	54,815	41,776
Total deposits	110,858	86,106
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	607	760
Total deposits	607	760
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	34,983	33,073
Notice	761	825
Term	40,238	30,090
Total deposits	75,982	63,988
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,295	5,225
Notice		5
Total deposits	7,295	5,230
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,537	5,491
Notice		3,139
Term	14,699	10,857
Total deposits	$ 22,236	$ 19,487